Segment disclosure (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenues	$ 217,809	$ 224,877
North America from Canada [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	91.00%	83.00%
Percentage of North America's net interests	81.00%	82.00%
Three royalty/stream interests [Member]
Disclosure of operating segments [line items]
Revenues	$ 132,300	$ 122,400
Percentage of entity's revenue	61.00%	61.00%
One royalty interest [Member]
Disclosure of operating segments [line items]
Revenues	$ 78,800	$ 81,300
Precious metals [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	85.00%	89.00%
Precious metals [Member] | Excluding offtakes [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue		87.00%
Diamonds [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	14.00%	9.00%
Diamonds [Member] | Excluding offtakes [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue		11.00%